UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.R. Huff Asset Management Co., L.L.C.

Address:   1776 On The Green
           67 Park Place, 9th Floor
           Morristown, NJ 07960


Form 13F File Number: 28-10831


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Edward T. Dartley
Title:  Counsel
Phone:  (973) 984-1233

Signature,  Place,  and  Date  of  Signing:

/s/ Edward T. Dartley              Morristown, NJ                     5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      281,649
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AT&T Inc                       Com            00206R102      652     25,250 SH       SOLE                    25,250      0    0
Apple Inc                      Com            037833100      409      1,740 SH       SOLE                     1,740      0    0
Best Buy Inc                   Com            086516101      206      4,853 SH       SOLE                     4,853      0    0
Bristol Myers Squibb Co        Com            110122108      264      9,885 SH       SOLE                     9,885      0    0
CKX Inc                        Com            12562M106   85,353 13,946,612 SH       SOLE                13,946,612      0    0
Cemex SAB de CV                Spon ADR New   151290889      268     26,230 SH       SOLE                    26,230      0    0
Chevron Corp New               Com            166764100      455      6,000 SH       SOLE                     6,000      0    0
Clear Channel Outdoor Hldgs    CL A           18451C109      204     19,200 SH       SOLE                    19,200      0    0
Comcast Corp New               CL A           20030N101   14,456    767,727 SH       SOLE                   767,727      0    0
Corning Inc                    Com            219350105    2,301    113,877 SH       SOLE                   113,877      0    0
Deutsche Telekom AG            Sponsored ADR  251566105      163     12,055 SH       SOLE                    12,055      0    0
Freeport-McMoRan Copper & Gold Com            35671D857      854     10,227 SH       SOLE                    10,227      0    0
Hewlett Packard Co             Com            428236103      613     11,530 SH       SOLE                    11,530      0    0
Kraft Foods Inc                CL A           50075N104    5,537    183,087 SH       SOLE                   183,087      0    0
Kroger Co                      Com            501044101      250     11,550 SH       SOLE                    11,550      0    0
Mercer Intl Inc                Com            588056101    9,229  1,751,273 SH       SOLE                 1,751,273      0    0
Occidental Pete Corp Del       Com            674599105      211      2,500 SH       SOLE                     2,500      0    0
Peabody Energy Corp            Com            704549104    6,272    137,250 SH       SOLE                   137,250      0    0
Portugal Telecom SGPS S A      Sponsored ADR  737273102      135     12,175 SH       SOLE                    12,175      0    0
Rentrak Corp                   Com            760174102   22,348  1,037,042 SH       SOLE                 1,037,042      0    0
Sara Lee Corp                  Com            803111103      221     15,845 SH       SOLE                    15,845      0    0
Telefonica S A                 Sponsored ADR  879382208      221      3,104 SH       SOLE                     3,104      0    0
Time Warner Cable Inc          Com            88732J207  130,481  2,447,582 SH       SOLE                 2,447,582      0    0
Verizon Communications Inc     Com            92343V104      546     17,600 SH       SOLE                    17,600      0    0


This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.
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